Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Land	$ 9,309	$ 9,309
Buildings	30,288	29,232
Machinery and equipment	21,665	18,122
Furniture and fixtures	7,746	6,760
Leasehold and buildings improvement	5,497	4,911
Software	24,864	22,745
Total	99,369	91,079
Accumulated Depreciation	48,436	43,668
Prepayment and construction in progress	437	481
Property, Plant and Equipment, Net	51,370	47,892	$ 50,469
Software
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	19,874	19,130
Buildings
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	3,472	2,708
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	15,665	14,032
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	5,212	4,207
Leasehold and buildings improvement
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ 4,213	$ 3,591